Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2017
Notes
Related Party Transactions Disclosure

8. Related Party Transactions

(a)           As at December 31, 2017, the Company owed $696,717 (2016 - $511,433) to the Chief Executive Officer (“CEO”) of the Company which is non-interest bearing, unsecured, and due on demand.

(b)           During the year ended December 31, 2017, the Company incurred management fees of $nil (2016 - $3,362) to the CEO of the Company.

(c)           During the year ended December 31, 2017, the Company earned $231,902 (2016 - $213,461) in consulting revenues from companies that are controlled by the CEO of the Company.